Equity (Narrative) (Details) (JPY ¥)	0 Months Ended	1 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Nov. 15, 2010	Jan. 31, 2009	Nov. 30, 1995	Sep. 30, 2010	Dec. 31, 2008	Mar. 31, 2009	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	May 13, 2011	Jan. 04, 2009	May 13, 2008	Nov. 24, 1995	Nov. 15, 2010 Additional Paid-In Capital [Member]	Mar. 31, 2011 Additional Paid-In Capital [Member]	Nov. 15, 2010 Retained Earnings [Member]	Mar. 31, 2011 Retained Earnings [Member]	Mar. 31, 2011 Treasury Stock, at Cost [Member]	Mar. 31, 2010 Treasury Stock, at Cost [Member]	Mar. 31, 2009 Treasury Stock, at Cost [Member]	Mar. 31, 2011 Total [Member]	Mar. 31, 2010 Total [Member]	Mar. 31, 2009 Total [Member]
Stockholders' equity note, stock split

The introduction of the electronic share certificate system required that fractional shares be eliminated. In order to provide for a smooth transition away from the fractional share system, the board of directors, at their meeting held May 13, 2008, resolved that, subject to approval of the introduction of the unit share system at the 23rd general shareholders meeting and the approval of the Minister of Internal Affairs and Communications, on the day immediately preceding the implementation date of the electronic share certificate system, one share of common stock be split into 100 shares, and the number of shares constituting one unit be set at 100. This resolution was approved at the 23rd general shareholders meeting and by the Minister of Internal Affairs and Communications on June 25, 2008.

Stock split ratio												100
Capitalized additional paid-in capital to common stock			¥ 15,600,000,000
Common stock, Issued								1,448,659,067	1,574,120,900					312,000
Common stock, shares, outstanding, percentage														2.00%
Cumulative effect on retained earnings, net of tax														234,624,000,000
Stock repurchase program, number of shares authorized to be repurchased											60,000,000		450,000
Stock repurchase program, authorized amount				280,000,000,000		200,000,000,000
Acquisition of treasury stocks		30,233,000,000			169,767,000,000			417,000,000	491,000,000	201,440,000,000									417,000,000	491,000,000	201,440,000,000	417,000,000	491,000,000	201,440,000,000
Treasury stock, shares, acquired		6,386,800			341,307
Statutory accounting practices, statutory amount available for dividend payments								1,249,531,000,000
Cash dividends included in retained earnings								79,388,000,000
Cash dividends per share included in retained earnings								¥ 60
Treasury stock, shares, retired	125,461,833						125,461,832		250,923,665
Cancellation of treasury stock								¥ 602,892,000,000							¥ 916,000,000	¥ (916,000,000)	¥ 601,976,000,000	¥ (601,976,000,000)	¥ 602,892,000,000